INCOME TAXES (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Income Taxes Details
NOL Carryover	$ 17,100	$ 85,985
Related Party Accruals	600	14,001
Depreciation	(300)
Valuation allowance	(17,400)	(99,986)
Net deferred tax asset